Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Stock Option Plan [Abstract]
Summary of Information On The Outstanding Options
The information on the outstanding options are as follows:

	Year ended December 31,

	2025		2024

	Number	Weighted average exercise price (C$)	Number	Weighted average exercise price (C$)

Balance at the beginning of year	67,762	$219.84	54,559	$198.78

Granted during the year	29,380	211.27	18,269	282.26

Forfeited during the year	(10,278)	217.38	(4,535)	219.71

Expired during the year	(197)	216.47	—	—

Exercised during the year	(1,080)	187.17	(531)	204.83

Balance at the end of year	85,587	$217.61	67,762	$219.84

Exercisable at the end of the year	18,842	$198.40	8,351	$195.58

Summary of Black- Scholes Option Pricing Model	The option valuation was based on the following assumptions:

	2025	2024

Risk-free interest rate	2.84%	3.61%

Expected life (years)	5.5	5.5

Expected stock price volatility	30.73%	30.68%

Expected dividend yield	0.259%	0.193%